UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   September 18, 2024 to October 18, 2024

Commission File Number of issuing entity:  333-262701-04

Central Index Key Number of issuing entity:  0001979859

BENCHMARK 2023-B39 MORTGAGE TRUST
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-262701

Central Index Key Number of depositor:  0001258361

Citigroup Commercial Mortgage Securities Inc.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001701238

Citi Real Estate Funding Inc.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000835271

JPMorgan Chase Bank, National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541294

German American Capital Corporation
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541502

Goldman Sachs Mortgage Company
(Exact name of sponsor as specified in its charter)

Richard Simpson (212) 816-5343
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-4258208
38-4258209
(I.R.S. Employer Identification No.)

c/o Computershare Trust Company, N.A.
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(667) 786-1992
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-4			X
A-5			X
A-SB			X
X-A			X
X-B			X
A-S			X
B			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On October 18, 2024 a distribution was made to holders of the certificates issued by BENCHMARK 2023-B39 MORTGAGE TRUST.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the loss information for the trust assets for the BENCHMARK 2023-B39 MORTGAGE TRUST in accordance with Item 1100(b) as required by Item 1121(a)(9) of Regulation AB:

Loss Information as reported on October 18, 2024

Number of Delinquencies 30+ days	% of Delinquencies 30+ days by Pool Balance	Number of Loans/REOs with Losses	Average Net Loss
1	1.80%	0	N/A

No assets securitized by Citigroup Commercial Mortgage Securities Inc. (the "Depositor") and held by BENCHMARK 2023-B39 MORTGAGE TRUST were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from September 18, 2024 to October 18, 2024.

The Depositor most recently filed a Form ABS-15G under Rule 15Ga-1 under the Securities Exchange Act of 1934 ("Rule 15Ga-1") on February 9, 2024. The CIK number of the Depositor is 0001258361.

Citi Real Estate Funding Inc. ("CREF"), one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on February 9, 2024. The CIK number of CREF is 0001701238.

JPMorgan Chase Bank, National Association ("JPM"), one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on February 9, 2024. The CIK number of JPM is 0000835271.

German American Capital Corporation ("GACC"), one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on February 12, 2024. The CIK number of GACC is 0001541294.

Goldman Sachs Mortgage Company ("GSMC"), one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on August 13, 2024. The CIK number of GSMC is 0001541502.

Item 1A. Asset-Level Information.

Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on October 31, 2024 under Commission File No. 333-262701-04 and incorporated by reference herein).

Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on October 31, 2024 under Commission File No. 333-262701-04 and incorporated by reference herein).

Part II - OTHER INFORMATION

Item 2. Legal Proceedings.

No information to report for the monthly distribution period covered by this distribution report on Form 10-D.

Item 7. Change in Sponsor Interest in Securities.

None

Item 9. Other Information.

Midland Loan Services, A Division of PNC Bank, National Association, in its capacity as Master Servicer for BENCHMARK 2023-B39 MORTGAGE TRUST, affirms the following amounts in the respective accounts:

Collection Account
Prior Distribution Date	09/17/2024	$11,250.00
Current Distribution Date	10/18/2024	$181,791.92

Whole Loan Custodial Account(s) (Novolex Portfolio Whole Loan, Seagate Campus Whole Loan, Four Springs Net Lease Portfolio Whole Loan, Back Bay Office Whole Loan, Soho Beach House Miami Whole Loan, J&O Industrial Facility Whole Loan and Platinum Tower Whole Loan)

Prior Distribution Date	09/17/2024	$0.00
Current Distribution Date	10/18/2024	$0.00

REO Account
Prior Distribution Date	09/17/2024	$0.00
Current Distribution Date	10/18/2024	$0.00

Computershare Trust Company, N.A., in its capacity as Certificate Administrator for BENCHMARK 2023-B39 MORTGAGE TRUST, affirms the following amounts in the respective accounts:

Distribution Account
Prior Distribution Date	09/17/2024	$7,867.70
Current Distribution Date	10/18/2024	$7,612.88

Interest Reserve Account
Prior Distribution Date	09/17/2024	$0.00
Current Distribution Date	10/18/2024	$0.00

Excess Liquidation Proceeds Reserve Account
Prior Distribution Date	09/17/2024	$0.00
Current Distribution Date	10/18/2024	$0.00

Item 10. Exhibits.

EXHIBIT INDEX

Exhibit Number   Description

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of the certificates issued by BENCHMARK 2023-B39 MORTGAGE TRUST, relating to the October 18, 2024 distribution.

(102) Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on October 31, 2024 under Commission File No. 333-262701-04 and incorporated by reference herein).

(103) Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on October 31, 2024 under Commission File No. 333-262701-04 and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Citigroup Commercial Mortgage Securities Inc.
(Depositor)

/s/ Richard Simpson
Richard Simpson, President

Date: October 31, 2024